Federal Home Loan Bank Advances (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Advances from the Federal Home Loan Bank
Maturities in 2012, fixed rate at 2.00%	$ 0	$ 3,000
Maturities in 2014, fixed rate at 2.86% to 2.88%	5,000	5,000
Total	$ 5,000	$ 8,000